Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Short Duration Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

Supplement to Prospectus dated March 1, 2020

The following replaces the Annual Fund Operating Expenses table in “Fees and Expenses of the Fund” under “Eaton Vance Short Duration Government Income Fund – Fund Summary”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.25%	0.85%	None
Other Expenses(1)	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	0.85%	1.45%	0.60%
(1)	Other Expenses include borrowing costs (including interest expense) of 0.02%.

March 30, 2020	35165 3.30.20

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Eaton Vance Short Duration Government Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Eaton Vance Short Duration Government Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Eaton Vance Short Duration Government Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%

[1]	Other Expenses include borrowing costs (including interest expense) of 0.02%.